Identifiable intangible assets (Details Narrative) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Addition to identifiable intangible assets	$ 609			$ 34
Amortization expense	16			$ 20	$ 20
Reimbursement pay	566		€ 500
Proceeds from trademarks	98
License Agreement [Member]
IfrsStatementLineItems [Line Items]
Addition to identifiable intangible assets	609
License Agreement [Member] | University of Wuerzburg [Member]
IfrsStatementLineItems [Line Items]
Addition to identifiable intangible assets	471		€ 400
License Agreement [Member] | University of Sheffield [Member]
IfrsStatementLineItems [Line Items]
Addition to identifiable intangible assets	$ 138	$ 100